Trade Receivables (Details)	12 Months Ended
Dec. 31, 2019
Bottom of range [Member]
Trade Receivables (Details) [Line Items]
Trade receivables terms	30 days
Top of range [Member]
Trade Receivables (Details) [Line Items]
Trade receivables terms	90 days